UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21727

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
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               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                       Date of fiscal year end: OCTOBER 31
                                                ----------------

                     Date of reporting period: JULY 31, 2007
                                               -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                                STATED       MARKET
    VALUE                                DESCRIPTION                             COUPON   MATURITY       VALUE
-------------   --------------------------------------------------------------   ------   --------   -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 78.9%

                FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 7.5%
$   5,607,488   Gold, Pool A38042 ............................................    6.00%   10/01/35   $   5,574,264
                                                                                                     -------------
                TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) .............................       5,574,264
                                                                                                     -------------
                FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 71.4%
    8,730,808   Pool 256182 ..................................................    6.00%   03/01/36       8,609,396
   12,551,598   Pool 256328 ..................................................    6.50%   07/01/36      12,635,004
    8,753,963   Pool 831145 ..................................................    6.00%   12/01/35       8,691,318
    8,342,260   Pool 843971 ..................................................    6.00%   11/01/35       8,282,561
    6,114,760   Pool 872303 ..................................................    6.00%   05/01/36       6,063,711
    9,155,428   Pool 880203 ..................................................    6.00%   02/01/36       9,041,925
                                                                                                     -------------
                TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ...............................      53,323,915
                                                                                                     -------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES ..........................      58,898,179
                                                                                                     -------------
                (Cost $59,286,697)

COLLATERALIZED MORTGAGE OBLIGATIONS - 36.2%
      523,159   Federal Home Loan Mortgage Corp.
                   Series 2716, Class CI, IO .................................    5.00%   05/15/19          43,867
    3,673,838   Federal Home Loan Mortgage Corp.
                   Series 2737, Class IG, IO .................................    5.00%   08/15/27         439,220
    2,460,562   Federal Home Loan Mortgage Corp.
                   Series 2747, Class IH, IO .................................    5.00%   12/15/13          64,339
   13,636,042   Federal Home Loan Mortgage Corp.
                   Series 2807, Class SB, IO (b) .............................    2.13%   11/15/33       1,502,360
    2,360,100   Federal Home Loan Mortgage Corp.
                   Series 2836, Class PI, IO .................................    5.00%   09/15/22         119,442
    4,739,600   Federal Home Loan Mortgage Corp.
                   Series 2870, Class JI, IO .................................    5.00%   10/15/27         705,166
      792,000   Federal Home Loan Mortgage Corp.
                   Series 2888, Class OI, IO .................................    5.00%   01/15/27         122,006
    1,774,808   Federal Home Loan Mortgage Corp.
                   Series 2921, Class IQ, IO .................................    5.00%   01/15/29         318,922
    1,892,740   Federal Home Loan Mortgage Corp.
                   Series 2938, Class PI, IO .................................    5.00%   11/15/28         211,028
    1,933,440   Federal Home Loan Mortgage Corp.
                   Series 2943, Class JI, IO .................................    5.00%   01/15/24         156,082
    1,342,365   Federal Home Loan Mortgage Corp.
                   Series 2961, Class IP, IO .................................    5.50%   07/15/28         143,826
    1,735,755   Federal Home Loan Mortgage Corp.
                   Series 3069, Class LI, IO .................................    5.50%   08/15/32         258,465
      714,224   Federal Home Loan Mortgage Corp.
                   Series 3171, Class CS (b) .................................    7.38%   06/15/36         686,239
    1,588,434   Federal Home Loan Mortgage Corp.
                   Series 3195, Class SX (b) .................................   11.57%   07/15/36       1,758,468


                See Notes to Quarterly Portfolio of Investments.          Page 1

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                                STATED       MARKET
    VALUE                                DESCRIPTION                             COUPON   MATURITY       VALUE
-------------   --------------------------------------------------------------   ------   --------   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS - (CONTINUED)
$  28,667,320   Federal Home Loan Mortgage Corp., STRIP
                   Series 227, Class IO, IO ..................................    5.00%   12/01/34   $   7,426,241
    5,735,502   Federal Home Loan Mortgage Corp., STRIP
                   Series 231, Class IO, IO ..................................    5.50%   08/01/35       1,521,886
   10,821,989   Federal Home Loan Mortgage Corp., STRIP
                   Series 232, Class IO, IO ..................................    5.00%   08/01/35       2,811,805
    3,074,434   Federal Home Loan Mortgage Corp., STRIP
                   Series 235, Class IO, IO ..................................    5.50%   02/01/36         839,619
    4,624,475   Federal Home Loan Mortgage Corp., STRIP
                   Series 240, Class IO, IO ..................................    5.50%   07/15/36       1,266,814
    3,838,719   Federal National Mortgage Association
                   Series 2005-122, Class SN (b) .............................    7.32%   01/25/36       3,637,851
    1,983,382   Federal National Mortgage Association
                   Series 2005-39, Class BI, IO ..............................    5.00%   06/25/28         207,047
   10,845,809   Federal National Mortgage Association, STRIP
                   Series 360, Class 2, IO ...................................    5.00%   08/01/35       2,819,711
                                                                                                     -------------
                TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS ........................................      27,060,404
                                                                                                     -------------
                (Cost $25,041,889)

ASSET-BACKED SECURITIES - 1.6%
        2,122   Asset-Backed Securities Corporation Home Equity
                   Series 2005-HE1, Class A3 .................................    5.61%   03/25/35           2,121
      365,710   Asset-Backed Securities Corporation Home Equity
                   Series 2006-HE3, Class A3 .................................    5.38%   03/25/36         365,715
       19,753   Carrington Mortgage Loan Trust
                   Series 2005-OPT2, Class A1C ...............................    5.55%   05/25/35          19,756
      146,549   Countrywide Asset-Backed Certificates
                   Series 2005-12, Class 1A1 .................................    5.47%   02/25/36         146,555
      438,364   Countrywide Asset-Backed Certificates
                   Series 2006-12, Class 2A1 .................................    5.39%   12/25/36         438,141
      101,848   Countrywide Asset-Backed Certificates
                   Series 2006-2, Class 2A1 ..................................    5.39%   06/25/36         101,850
          819   First Franklin Mortgage Loan Asset-Backed Certificates
                   Series 2005-FF8, Class A2A ................................    5.43%   09/25/35             819
      102,151   HSI Asset Securitization Corporation Trust
                   Series 2006-OPT2, Class 2A1 ...............................    5.40%   01/25/36         102,085
                                                                                                     -------------
                TOTAL ASSET - BACKED SECURITIES ..................................................       1,177,042
                                                                                                     -------------
                (Cost $1,174,394)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.4%
    3,000,000   Federal Home Loan Mortgage Corp., Series 1 (a) ...............    7.00%   07/11/22       2,872,500
    5,000,000   Federal Home Loan Mortgage Corp., Series 1 (a) ...............    7.50%   12/27/21       4,855,000
                                                                                                     -------------
                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (Cost $7,956,861) ................................................................       7,727,500
                                                                                                     -------------
                TOTAL INVESTMENTS - 127.1% .......................................................      94,863,125
                                                                                                     -------------
                (Cost $93,459,841) (c)


Page 2          See Notes to Quarterly Portfolio of Investments.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2007 (UNAUDITED)

  PRINCIPAL                                                                                             MARKET
    VALUE                                DESCRIPTION                                                     VALUE
-------------   --------------------------------------------------------------                       -------------
REVERSE REPURCHASE AGREEMENT - (27.5%)
$ (20,531,000)  With UBS Securities 5.35% dated 7/31/07, to be repurchased                           $ (20,531,000)
                at $20,534,051 on 8/01/07, collateralized by $24,539,950
                FHLMC 2.13% due 11/15/33, FNMA 6.00%, due 11/01/35,
                FNMA 6.00% due 12/01/35 and FNMA 6.00% due 5/01/36.
                (Cost $20,531,000)

                NET OTHER ASSETS AND LIABILITIES - 0.4% ..........................................         324,679
                                                                                                     -------------
                NET ASSETS - 100.0% ..............................................................   $  74,656,804
                                                                                                     =============

----------
  (a) Variable rate security. The interest rate shown reflects the rate in effect at July 31, 2007.

  (b) Inverse floating rate instrument. The interest rate shown reflects the rate in effect at July 31, 2007.

  (c)   Aggregate cost for federal income tax and financial reporting purposes.

   IO   Interest Only

STRIP   Separate trading of registered interest and principal of securities


                See Notes to Quarterly Portfolio of Investments.          Page 3

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NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS
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                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                            JULY 31, 2007 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/FIDAC Mortgage Income Fund (the "Fund") The NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by subtracting the Fund's liabilities (including accrued expenses, dividends payable and all borrowings of the Fund) from the Fund's Total Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund will value mortgage-backed securities and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of less than sixty days when purchased and debt securities originally purchased with maturities of sixty days or more but which currently have maturities of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular security, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on an identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At July 31, 2007, the Fund had no when-issued or delayed-delivery purchase commitments.

C. REVERSE REPURCHASE AGREEMENTS:

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

Information for the nine months ended July 31, 2007:

    Maximum amount outstanding during the period .............   $ 23,998,000
    Average amount outstanding during the period* ............   $ 21,511,670
    Average monthly shares outstanding during the period .....      4,045,236
    Average debt per share outstanding during the period .....   $       5.32

* The average amount outstanding during the nine months was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the nine months ended July 31, 2007.

Interest rates ranged from 5.23% to 5.45% during the nine months ended July 31, 2007, on borrowings by the Fund under reverse repurchase agreements.

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NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                            JULY 31, 2007 (UNAUDITED)

                      2. INVERSE FLOATING RATE INSTRUMENTS

An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed-rate security. These instruments are typically used to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

                    3. UNREALIZED APPRECIATION (DEPRECIATION)

As of July 31, 2007, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,453,014 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,049,730.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDAC MORTGAGE INCOME FUND

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                         James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                         (principal executive officer)

Date SEPTEMBER 24, 2007
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                          James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                          (principal executive officer)

Date SEPTEMBER 24, 2007
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By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                        Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer
                        (principal financial officer)

Date SEPTEMBER 24, 2007
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* Print the name and title of each signing officer under his or her signature.